Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Schedule of stock option activity

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2013	163,971	83,123	$0.05	$0.05	$0.05	8.26	$-
Granted	2,536,935	-	0.52	-	-	-	-
Exercised	-	-	-	-	-	-	-
Cancelled	(91,095)	-	-	-	-	-	-
Balance – December 31, 2014	2,609,811	459,437	$0.38	$0.17	$0.17	9.57	$-
Granted	1,174,820	786,696	1.01	1.00	0.38	3.48	-
Exercised	(55,548)	(55,548)	-	-	-	-	-
Cancelled	(5,000)	-	-	-	-	-	-
Balance – December 31, 2015	3,724,083	1,963,948	$0.67	$0.34	$0.34	7.09	$1,688,025

Schedule of stock options outstanding and exercisable

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price

$0.05	72,876	6.26 years	$0.05	71,357	$0.05
$0.26	1,061,248	8.28 years	$0.26	761,778	$0.26
$0.73	1,475,687	8.87 years	$0.73	399,665	$0.73
$1.00	1,044,272	3.23 years	$1.00	731,148	$1.00
$1.17	70,000	9.87 years	$1.17	-	$1.17
Totals	3,724,083			1,963,948

Schedule of warrant activity
			Weighted Average
	Warrants		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2013	15,596	15,596	$0.99	$0.99	$0.05	-	$-
Granted	918,021	918,021	0.27	-	-	-	-
Exercised	-	-	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – December 31, 2014	933,617	933,617	$0.28	$0.28	$0.21	8.64	$-
Granted	7,002,774	7,002,774	2.00	2.00	0.43	1.52	-
Exercised	-	-	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – December 31, 2015	7,936,391	7,936,391	$1.80	$1.80	$0.41	1.80	$786,499